This is filed pursuant to Rule 497(e).
     Alliance Municipal Trust   File Nos.:  2-79807 and 811-03586

For more information about the Portfolio, the following documents are available upon request:

o     Statement of Additional Information (SAI)

The Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolio's SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the SAI, or make inquiries concerning the Portfolio, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail: c/o Alliance Fund Services, Inc.
         P.O. Box 1520
         Secaucus, New Jersey 07096

By phone: For Information and Literature:
          (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission: In person: at the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

By phone: (202) 942-8090 (for information on the operation of the public reference room only)

By mail: Public Reference Section
         Securities and Exchange Commission
         Washington, DC 20549-0102
         (duplicating fee required)

By electronic mail: publicinfo@sec.gov (duplicating fee required)

On the Internet: www.sec.gov

--------------------------------------------------------------------------------
Table of Contents
-----------------
RISK/RETURN SUMMARY ........................................................   2
FEES AND EXPENSES OF THE PORTFOLIO .........................................   3
OTHER INFORMATION ABOUT THE PORTFOLIO'S OBJECTIVES, STRATEGIES AND RISKS ...   3
MANAGEMENT OF THE PORTFOLIO ................................................   5
PURCHASE AND SALE OF SHARES ................................................   5
DIVIDENDS, DISTRIBUTIONS, AND TAXES ........................................   7
DISTRIBUTION ARRANGEMENTS ..................................................   7
GENERAL INFORMATION ........................................................   7
--------------------------------------------------------------------------------

                                                           SEC File No. 811-3586
                                                                     AMTPAPRO600




--------------------------------------------------------------------------------
Alliance
Municipal
Trust
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o     Pennsylvania Portfolio

Prospectus
June 26, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

      This Prospectus describes the Pennsylvania Portfolio of Alliance Municipal Trust. The Portfolio's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolio. You will find additional information about the Portfolio, including a detailed description of the risks of an investment in the Portfolio, after this summary.

      Objectives: The investment objectives of the Portfolio are safety of principal, liquidity, and, to the extent consistent with these objectives, maximum current income exempt from income taxation to the extent described in this Prospectus.

      The Portfolio pursues its objectives by investing primarily in municipal securities issued by the Commonwealth of Pennsylvania (which is referred to in this Prospectus as Pennsylvania) and its political subdivisions.

      Principal Investment Strategy: The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Portfolio pursues its objectives by investing in high-quality municipal securities of Pennsylvania issuers. The Portfolio is non-diversified and only offered to residents of Pennsylvania.

PERFORMANCE AND BAR CHART INFORMATION

      There is no performance table or bar chart for the Portfolio because it has not completed a full calendar year of operations.

      You may obtain current seven-day yield information for the Portfolio by calling (800) 221-9513 or your financial intermediary.

PRINCIPAL RISKS

      The principal risks of investing in the Portfolio are:

      o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of the Portfolio's investments in debt securities.

      o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded.

      o Municipal Market Risk. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the Portfolio invests primarily in municipal securities of Pennsylvania issuers, it is vulnerable to events adversely affecting Pennsylvania's economy including developments impacting particularly significant service sectors, including trade, medical and health services, education and financial institutions and dominant industries, including agriculture and related businesses.

      o Diversification Risk. The Portfolio is not diversified and can invest more of its assets in a relatively small number of issuers with a greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio.

      Another important thing for you to note:

      An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIO
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Transaction Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

       Management Fees ...........................................      .50%
       Distribution (12b-1) Fees .................................      .25%
       Other Expenses* ...........................................      .52%
                                                                      -----
       Total Portfolio Operating Expenses* .......................     1.27%
       Waiver and/or Expense Reimbursement* ......................    (.027)%
                                                                      -----
       Net Expenses ..............................................     1.00%

EXAMPLES*

      The examples are to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                                       Examples
                                                                       --------

    1 Year.............................................................  $102
    3 Years............................................................  $318

----------
* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of the Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%. "Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------
    OTHER INFORMATION ABOUT THE PORTFOLIO'S OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

      This section of the Prospectus provides a more complete description of the investment objectives, principal strategies and risks of the Portfolio.

      Please note:

      o Additional descriptions of the Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolio's Statement of Additional Information or SAI.

      o There can be no assurance that the Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

      The investment objectives of the Portfolio are safety of principal, liquidity, and, to the extent consistent with these objectives, maximum current income exempt from income taxation to the extent described in this Prospectus.

      As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Portfolio's investments. Under that Rule, the Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

      The Portfolio pursues its objectives by investing in high-quality municipal securities and normally will invest not less than 80% of its total assets in these securities. Although the Portfolio may invest up to 20% of its total assets in taxable money market securities, substantially all of the Portfolio's income normally will be tax-exempt. The Portfolio may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of Pennsylvania are not available for investment. To the extent of its investments in other states' municipal securities, the Portfolio's income will be exempt only from

Federal income tax, not state personal income or other state tax.

      The Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

      The Portfolio seeks maximum current income exempt from Federal and Pennsylvania personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the Commonwealth of Pennsylvania or its political subdivisions. The Portfolio also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions or resale).

      Municipal Securities. The Portfolio's investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      The Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      The Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities.

      Taxable Money Market Securities. The Portfolio's investments of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements.

      Temporary Defensive Position. For temporary defensive purposes when financial, economic, or market conditions warrant, the Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolio is investing for temporary defensive purposes, it may not achieve its investment objectives.

Risk Considerations

      The Portfolio's principal risks are interest rate risk, credit risk and municipal market risk. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolio invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio invests in highly-rated securities to minimize credit risk.

      The quality and liquidity of certain of the Portfolio's investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio invests primarily in municipal securities issued by Pennsylvania or its political subdivisions, it is vulnerable to events adversely affecting Pennsylvania's economy. Agricultural industries, including agribusiness and food related industries, are economically important and may be affected by extreme weather conditions, blight and disease, and changing regulatory requirements and consumer demands. Pennsylvania also has a strong service sector, including trade, medical and health services, education and financial institutions, which may be particularly sensitive to inflationary factors. The Pennsylvania government is a major employer and, as such, is subject to changing budget restraints. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

      The Portfolio may invest up to 10% of its net assets in illiquid securities, including illiquid restricted securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolio also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

      The Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of September 30, 1999 totaling more than $317 billion (of which more than $143 billion represented assets of investment companies). As of September 30, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 28 of the nation's FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 118 separate investment portfolios, currently have more than 4.8 million shareholder accounts.

      Under its Advisory Agreement with the Portfolio, Alliance provides investment advisory services and order placement facilities for the Portfolio. For these advisory services, the Portfolio pays Alliance a fee at an annualized rate of .50 of 1% of the first $1.25 billion of the average daily value of the Portfolio's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of the Portfolio's net assets in excess of $3 billion.

      Alliance makes significant payments from its own resources, which may include the management fees paid by the Portfolio, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How the Portfolio Values Its Shares

      The Portfolio's net asset value or NAV, which is the price at which shares of the Portfolio are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, the Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How to Buy Shares

      o     Initial Investment

      You may purchase shares of the Portfolio through your financial intermediary. You also may purchase the Portfolio's shares directly from Alliance Fund Services, Inc. or AFS. To obtain an Application Form, please telephone AFS toll-free at (800) 237-5822. In addition you may obtain information about the Portfolio, purchasing shares, or other Portfolio procedures by calling this number.

      Minimum Investment Amounts

      o     Initial                           $1,000
      o     Subsequent                          $100
      o     Minimum Maintenance Amount          $500

            These minimums do not apply to shareholder accounts maintained through financial intermediaries, which may maintain their own minimums.

      o     Subsequent Investments

      By Check:

      Mail or deliver your check or negotiable draft payable to your brokerage firm to your Account Executive, who will deposit it into the Portfolio. Please indicate your brokerage account number.

      By Sweep:

      Your brokerage firm may offer an automatic "sweep" for the Portfolio in the operation of brokerage cash accounts for its customers. Contact your Account Executive to determine if a sweep is available and what the sweep requirements are.

How To Sell Shares

      You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your financial intermediary. If you do not maintain your shares through a financial intermediary and recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the Portfolio is reasonably satisfied the check or electric funds transfer has cleared (which may take up to 15 days).

      You may also redeem your shares:

      By Sweep:

      If your brokerage firm offers an automatic sweep arrangement, the sweep will automatically transfer from your Portfolio account sufficient amounts to cover a debit balance that occurs in your brokerage account for any reason.

      By Checkwriting:

      With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain from your Account Executive. There is a charge for check reorders. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payments. You cannot write checks for more than the principal balance (not including any accrued dividends) in your account.

Other

      The Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      The Portfolio offers a variety of shareholder services. For more information about these services, telephone AFS at (800) 221-5672.

      A transaction, service, administrative or other similar fee may be charged by your financial broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolio.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      The Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in a compounding growth of income. The Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. The Portfolio's distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

      Distributions to you out of tax-exempt interest income earned by the Portfolio are not subject to Federal income tax (other than the AMT), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on Pennsylvania municipal securities subject to the AMT will be a tax preference item for purposes of the Federal individual and corporate AMT.

      Distributions out of income earned from U.S. Government securities will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and the Pennsylvania corporate net income tax.

      It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and the Pennsylvania corporate net income tax. Distributions of capital gains will be subject to Pennsylvania individual, fiduciary and corporate income taxes, but will not be taxable for purposes of the Philadel phia School District investment net income tax. Portfolio shares are included for purposes of determining a corporation's capital stock value subject to the Pennsylvania capital stock/franchise tax.

      Each investor should consult his or her own tax advisor to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolio.

      Each year shortly after December 31, the Portfolio will send you tax information stating the amount and type of all of its distributions for the year.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Fund has adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution and service fees in connection with the distribution of its shares. The Portfolio pays these fees in the amount of 0.25% as a percent of aggregate average daily net assets. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instruction to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

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                                       8
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